Share Capital (Schedule of Number and Weighted Average Exercise Prices of Option) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted Average Exercise Price
Outstanding at the beginning	$ 0.16	$ 0.33	$ 0.38
Exercise	0	0	0.07
Forfeited	0.19	0.39	0.32
Granted	0.03	0.07	0.16
Outstanding at the end	$ 0.15	$ 0.16	$ 0.33	$ 0.38
Number of options
Outstanding at the beginning	29,873,100	35,191,540	27,003,260
Exercise	0	0	(1,970,000)
Forfeited	(667,820)	(20,373,620)	(1,240,120)
Granted	2,845,020	15,055,180	11,398,400
Outstanding at the end	32,050,300	29,873,100	35,191,540	27,003,260
Weighted Average Remaining Contractual Life in Years
Outstanding	7 years 4 months 2 days	5 years 11 months 26 days	7 years 5 months 1 day	8 years 1 month 13 days
Granted	8 years 6 months 21 days	5 years 10 months 9 days	7 years 9 months 18 days